Intangible Liabilities - Charter Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Opening balance	$ 14,218	$ 55,376
Disposals	(476)	0
Amortization	(8,080)	(41,158)
Total	5,662	14,218	$ 55,376
Amortization income of intangible liabilities-charter agreements	8,080	41,158	45,430
Amortization of intangible liabilities - related party	$ 0	$ 5,385	$ 6,882
Weighted average useful lives	1 year